Other Financial Information - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency exchange adjustments attributable to intercompany loans	$ 289	$ 45,761	$ (116,028)
Write off of accounts and notes receivable	$ 93,000	$ 78,000	$ 72,000